Summary of Premiums and Contract Charges by Product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Premiums	$ 90,941	$ 68,581	$ 63,218
Contract charges	76,171	76,009	74,948
Total premiums and contract charges	167,112	144,590	138,166
Traditional life insurance
Product Information [Line Items]
Premiums	55,996	52,333	48,532
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums			5
Accident and health insurance
Product Information [Line Items]
Premiums	34,945	16,248	14,681
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	76,103	75,940	74,829
Fixed annuities
Product Information [Line Items]
Contract charges	$ 68	$ 69	$ 119